Other Assets - Summary of Other Assets (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2021	Mar. 31, 2020
Miscellaneous assets [abstract]
Prepaid expenses	¥ 73,737	¥ 65,129
Accrued income	308,024	330,654
Receivables from brokers, dealers and customers for securities transactions	1,294,607	1,221,414
Cash collateral provided for derivative and other financial transactions	2,000,222	2,121,025
Retirement benefit assets	518,934	168,962
Security deposits	87,578	88,518
Others	662,529	276,928
Total other assets	¥ 4,945,631	¥ 4,272,630